NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: F. Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2022
Policies
F. Fair Value of Financial Instruments

F.Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, and other payables and accrued expenses approximated their fair values as of December 31, 2022 and 2021 due to their short-term nature.